RISK MANAGEMENT - Credit portfolio per type of guarantees received (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	190,129,486	176,168,055
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	200,136,125	186,203,770	$ 188,313,361	$ 231,573,437
Loan portfolio [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	122,498,421	115,130,659
Loan portfolio [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	95,290	202,776
Loan portfolio [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	21,389,245	17,906,981
Loan portfolio [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,413,995	12,177,921
Loan portfolio [member] | Collateralized investments in equity instruments | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	358,719	392,474
Loan portfolio [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,320,016	1,247,587
Loan portfolio [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	11,262,156	10,796,931
Loan portfolio [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,240,517	9,740,747
Loan portfolio [member] | Collateralized pledged income | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,681,176	3,710,759
Loan portfolio [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,900,136	8,562,715
Loan portfolio [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,976,454	6,334,220
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	110,756,010	102,145,802
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	116,119,698	107,440,424
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	110,051,750	101,753,217
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	115,414,643	107,047,817	104,775,099	122,027,804
Commercial lending portfolio [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	66,304,089	60,462,815
Commercial lending portfolio [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	95,043	202,667
Commercial lending portfolio [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,558,240	1,388,044
Commercial lending portfolio [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,157,554	11,949,592
Commercial lending portfolio [member] | Collateralized investments in equity instruments | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	358,719	392,474
Commercial lending portfolio [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,117,748	1,101,686
Commercial lending portfolio [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	8,923,078	8,715,508
Commercial lending portfolio [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,201,495	9,654,206
Commercial lending portfolio [member] | Collateralized pledged income | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,681,176	3,710,759
Commercial lending portfolio [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,345,798	3,498,054
Commercial lending portfolio [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,671,703	5,972,012
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	704,260	392,585
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	705,055	392,607	5,967,743	3,218,433
Interbank and overnight funds [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	477,144	88,588
Interbank and overnight funds [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	227,911	304,019
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	57,810,307	55,692,165
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	61,976,325	59,999,611	59,419,444	76,889,145
Loans to consumers [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	55,712,783	54,320,369
Loans to consumers [member] | Loans secured by other banks | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	247	109
Loans to consumers [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	136,137	147,499
Loans to consumers [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	255,098	226,614
Loans to consumers [member] | Collateralized deposits in cash or cash equivalents | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	202,268	145,901
Loans to consumers [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	18,212	14,947
Loans to consumers [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,411	21,705
Loans to consumers [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,554,335	5,064,634
Loans to consumers [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	76,834	57,833
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	21,562,412	18,106,219
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,035,727	18,486,206	17,883,355	29,120,316
Mortgages [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	804	1,277
Mortgages [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	19,694,826	16,370,941
Mortgages [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	862	1,603
Mortgages [member] | Collateralized leased machineries and vehicles | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,320,866	2,066,476
Mortgages [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	18,366	45,909
Mortgages [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	757	223,869
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,375	277,529	$ 267,720	$ 317,739
Microcredit [member] | Unsecured credits | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,601	257,610
Microcredit [member] | Collateralized Mortgages | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	42	497
Microcredit [member] | Collateralized other real estate | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	481	112
Microcredit [member] | Collateralized fiduciary agreements stand by letters and guarantee funds | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	245	18,927
Microcredit [member] | Collateralized pledges | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		27
Microcredit [member] | Collateralized other assets | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 6	$ 356